Organization and Basis of Presentation - Summary of Operations and Comprehensive Loss Statements of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	¥ 563,238	$ 81,662	¥ 507,862	¥ 429,903
Net loss	(971,233)	(140,815)	(796,697)	(407,235)
VIE and VIE's subsidiaries
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenues	557,667	80,854	526,071	432,142
Net loss	¥ (605,934)	$ (87,852)	¥ (508,803)	¥ (244,765)